WARRANTS AND OPTIONS	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
WARRANTS AND OPTIONS [Text Block]

NOTE 7 – WARRANTS

The following is a summary of the status of all of our warrants as of September 30, 2013 and changes during the three months ended on that date:

	Number	Weighted-Average
	of Warrants	Exercise Price
Outstanding at April 1, 2013	-	$0.00
Granted	2,830,763	$0.53
Exercised	-	$0.00
Cancelled	-	$0.00
Outstanding at September 30, 2013	2,830,763	$0.53
Warrants exercisable at September 30, 2013	2,830,763	$0.53

The following table summarizes information about stock warrants outstanding and exercisable at September 30, 2013:

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-Average
	Number of	Remaining	Weighted-
	Warrants	Contractual	Average
Exercise Price	Outstanding	Life in Years	Exercise Price
$0.50	1,887,175	1.92	$0.50
$0.60	943,588	1.92	$0.60
NOTE 9 – WARRANTS AND OPTIONS As of March 31, 2013, no stock options or warrants have been issued.